Investment in Associates and Joint Venture - Associate (Details) $ in Thousands				12 Months Ended
	Dec. 31, 2019 USD ($) m³	Dec. 31, 2018 USD ($)	Feb. 09, 2017	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Rollforward of investment in associate and joint venture
Share of profit of associates				$ 1,627	$ 1,800	$ 1,159
Associates
Rollforward of investment in associate and joint venture
Beginning balance				20,713	20,800
Additions				158	136
Share of profit of associates				1,627	1,800	1,159
Dividend declared				(878)	(2,023)	(690)
Ending balance	$ 21,620	$ 20,713		21,620	20,713	$ 20,800
Egypt LNG Shipping Ltd / Associate
Interest in Associate
Equity interest in associate (as a percent)	25.00%	25.00%
Cargo capacity (in cbm) | m³	145,000
Gastrade / Associate
Interest in Associate
Equity interest in associate (as a percent)	20.00%	20.00%	20.00%
Rollforward of investment in associate and joint venture
Additions				$ 158	$ 136